Short-Term Borrowings And Long-Term Debt (Schedule Of Assets Pledged As Collateral) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Short-Term Borrowings And Long-Term Debt [Abstract]
Trade accounts receivable			¥ 1,403
Short-term finance receivables	14,716		8,575
Other current assets	273	[1]	162	[1]
Long-term finance receivables	20,688		10,871
Property, plant, and equipment	1,749		6,100
Total	¥ 37,426		¥ 27,111

[1]	Other current assets represent the restricted cash which is pledged as collateral in accordance with the terms of borrowing.